Share capital - Disclosure of Detail of Share Capital Transactions (Details) - EUR (€)				12 Months Ended
	Jun. 27, 2025	Jun. 25, 2025	Jun. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ equity
Equity at beginning of period				€ (65,704,000)	€ (1,843,000)	€ (27,045,000)
Capital increase				1,662,000	0	61,641,000
Capital increase				3,402,000	(14,283,000)	(9,920,000)
Equity at end of period				(84,483,000)	(65,704,000)	(1,843,000)
AGA 2023
Shareholders’ equity
Capital increase		€ 24,294.6
Share Capital
Shareholders’ equity
Equity at beginning of period	€ 1,422,805.54		€ 1,413,999.85	1,422,805.54	1,414,000	1,046,000
Capital increase				29,000	9,000	368,000
Equity at end of period	€ 1,447,100.13		1,422,805.54	€ 1,452,302.04	€ 1,422,805.54	€ 1,414,000
Number of shares
Number of shares outstanding at beginning of period (in shares)				47,426,851	47,133,328	34,875,872
Capital increase, net (in shares)				983,217	293,523	12,257,456
Number of shares outstanding at end of period (in shares)				48,410,068	47,426,851	47,133,328
Share Capital | AGA 2022
Shareholders’ equity
Capital increase			€ 9,000
Number of shares
Capital increase, net (in shares)	809,820		293,523
Share Capital | AGA 2023
Shareholders’ equity
Capital increase	€ 24,000
Number of shares
Capital increase, net (in shares)	809,820
Share Capital | OSA & BSPCE
Shareholders’ equity
Capital increase				€ 5,201.91
Number of shares
Capital increase, net (in shares)				173,397
Premiums related to share capital
Shareholders’ equity
Equity at beginning of period				€ 312,743,000	€ 312,742,000	€ 255,760,000
Capital increase				1,656,000	1,000	56,982,000
Prior period adjustments					1,000
Equity at end of period				314,399,000	€ 312,743,000	€ 312,742,000
Premiums related to share capital | OSA & BSPCE
Shareholders’ equity
Capital increase				€ 1,656,000